Share Based Compensation Expenses (Details) - Schedule of Summary of Activities of Restricted Shares - Restricted Shares [Member] - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share Based Compensation Expenses (Details) - Schedule of Summary of Activities of Restricted Shares [Line Items]
Number of shares, unvested beginning	6,755,330	13,660,660	13,920,771
Weighted- average grant date fair value, unvested beginning	$ 0.06	$ 0.07	$ 0.06
Number of shares, granted			150,000
Weighted- average grant date fair value, granted			$ 1.06
Number of shares, vested	(6,755,330)	(6,905,330)	(410,111)
Weighted- average grant date fair value, vested	$ 0.06	$ 0.08	$ 0.06
Number of shares, unvested ending		6,755,330	13,660,660
Weighted- average grant date fair value, unvested ending		$ 0.06	$ 0.07